Financial instruments - Disclosure of detailed information about sensitivity fair values of financial liabilities underlying discount rate (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Change in fair value 1% increase to discount rate [Member]
Disclosure of detailed information about financial instruments [line items]
Change in fair value of contingent consideration due to increase in interest rate	$ (612)	$ (539)
Change in fair value of Nkran royalty due to increase in interest rate	(218)	(289)
Change in fair value 1% decrease to discount rate [Member]
Disclosure of detailed information about financial instruments [line items]
Change in fair value of contingent consideration due to decrease in interest rate	641	559
Change in fair value of Nkran royalty due to decrease in interest rate	$ 229	$ 303